CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net earnings for the year	$ 6,123	$ 6,201
Items not affecting cash:
Share-based compensation	3,617	3,878
Depreciation	28,789	26,088
Deferred income tax expense	786	12,372
Unrealized foreign exchange loss	1,421	344
Finance costs	1,398	1,300
Accretion of loans receivable	(395)	(97)
Long term employee benefits	1,508	968
Write off of exploration properties	435	682
Write down of warehouse inventory to net realizable value	0	1,323
Gain on asset disposal	(7,072)	(2,503)
Loss on other investments	2,522	3,470
Performance and deferred share units settled in cash	(2,118)	0
Net changes in non-cash working capital	(25,243)	967
Cash from operating activities	11,771	54,993
Investing activities
Proceeds from disposal of property, plant and equipment	7,567	350
Payment for mineral properties, plant and equipment	(117,787)	(109,715)
Purchase of other investments	(73)	(2,119)
Proceeds from disposal of other investments	2,451	0
Redemption of (investment in) non-current deposits	(153)	34
Cash used in investing activities	(107,995)	(111,450)
Financing activities
Repayment of loans payable	(5,991)	(5,054)
Repayment of lease liabilities	(342)	(219)
Interest paid	(822)	(790)
Proceeds from public equity offerings	62,656	46,001
Proceeds from exercise of options	2,453	1,607
Payment of deferred financing fees	(7,545)	0
Proceeds from loans receivable	800	0
Payment of share issuance costs	(1,990)	(2,885)
Performance and deferred share units witholding tax settlement	(294)	(1,904)
Cash from financing activities	48,925	36,756
Effect of exchange rate change on cash and cash equivalents	(806)	(211)
Decrease in cash and cash equivalents	(48,105)	(19,912)
Cash and cash equivalents, beginning of the year	83,391	103,303
Cash and cash equivalents, end of the year	$ 35,286	$ 83,391